Warrants and Derivative Liabilities (Details 8) - Black-Scholes option pricing model - Emerald Convertible Promissory Note - conversion liability	Jan. 19, 2018 $ / shares
Class of Warrant or Right [Line Items]
Underlying common stock price	$ 0.19
Dividend yield
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent)	0
Volatility factor
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent)	70.0
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent)	1.29
Expected term (years)
Class of Warrant or Right [Line Items]
Expected Term (years)	1 day